As filed with the Securities and Exchange Commission on March 21, 2014

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 63	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 65

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)

☐	on February 28, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 63 to the Registration Statement of The Glenmede Fund, Inc. (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s PEA No. 62 on Form N-1A filed on February 28, 2014. This PEA No. 63 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in PEA No. 62 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 63 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 63 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 21st day of March, 2014.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President and Treasurer
(Chief Executive Officer and Chief Financial Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 63 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of March, 2014.

Signature	Title	Date

* G. Thompson Pew, Jr.	Chairman	March 21, 2014

/s/ Mary Ann B. Wirts Mary Ann B. Wirts	President (Chief Executive Officer) and Treasurer (Chief Financial Officer)	March 21, 2014

* H. Franklin Allen, Ph.D.	Director	March 21, 2014

* Susan W. Catherwood	Director	March 21, 2014

* William L. Cobb, Jr.	Director	March 21, 2014

* Gail E. Keppler	Director	March 21, 2014

* Francis J. Palamara	Director	March 21, 2014

* Harry Wong	Director	March 21, 2014

*By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts, Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase